Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 29, 2021	Dec. 31, 2021
Business Combination (Details) [Line Items]
Authorized shares		245,000,000
Business combination converted description		(1) The number of FREYR Legacy ordinary shares was determined from the 209,196,827 of FREYR Legacy ordinary shares outstanding prior to the closing of the Business Combination converted at the exchange ratio of 0.179038.
Business Combination [Member]
Business Combination (Details) [Line Items]
Business combination description		Upon the consummation of the Business Combination, each share of FREYR Legacy issued and outstanding was canceled and converted into the right to receive 0.179038 ordinary shares in FREYR (the “Exchange Ratio”).
PIPE Shares [Member]
Business Combination (Details) [Line Items]
Aggregate of ordinary shares	60,000,000
Purchase price	$ 10
Private Placement [Member]
Business Combination (Details) [Line Items]
Aggregate purchase price	$ 600.0